I Class | T. Rowe Price QM U.S. Small-Cap Growth Equity Fund
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class SUMMARY
Investment Objective
The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	I Class T. Rowe Price QM U.S. Small-Cap Growth Equity Fund T. Rowe Price QM U.S. Small-Cap Growth Equity Fund-I Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	I Class T. Rowe Price QM U.S. Small-Cap Growth Equity Fund T. Rowe Price QM U.S. Small-Cap Growth Equity Fund-I Class
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.02%
Total annual fund operating expenses	0.66%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
I Class | T. Rowe Price QM U.S. Small-Cap Growth Equity Fund | T. Rowe Price QM U.S. Small-Cap Growth Equity Fund-I Class | USD ($)	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 9.5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities issued by small-cap U.S. growth companies. Small-cap growth companies are defined by the fund as those whose market capitalization, at the time of purchase, falls within the range of companies in the MSCI US Small Cap Growth Index. (A company’s market capitalization is determined by multiplying its shares outstanding by its stock price.) As of December 31, 2015, the market capitalization range for the MSCI US Small Cap Growth Index was approximately $48.5 million to $6.3 billion. The market capitalization of the companies in the fund’s portfolio and the MSCI US Small Cap Growth Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization above the range. Most of the stocks purchased by the fund will be in this size range. However, the fund may on occasion purchase a stock whose market capitalization exceeds the range.

The addition of “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio.

The fund seeks to invest in a broadly diversified portfolio of securities and the top 25 holdings will not, under normal circumstances, constitute more than 50% of the fund’s total assets. This broad diversification helps to minimize the effects of individual security selection on fund performance. The fund employs quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. Based on these models and fundamental research, the portfolio is typically constructed in a “bottom up” manner which takes into consideration various stock characteristics, such as projected earnings and sales growth rates, valuation, capital allocation, and earnings quality. We also consider portfolio risk characteristics in the process of portfolio construction. Sector allocations are generally in line with those of the MSCI US Small Cap Growth Index, with occasional small overweights or underweights to a particular sector. As a result, the fund may at times invest significantly in technology stocks similar to the index. In building the investment models and adjusting them as needed, the fund draws on T. Rowe Price’s experience in small-cap growth investing—quantitative and fundamental research, portfolio strategy, and trading.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Industry risk To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact technology companies. Technology companies can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The QM U.S. Small-Cap Growth Equity Fund—I Class has an inception date of March 23, 2016, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the QM U.S. Small-Cap Growth Equity Fund (“Investor Class”). The performance shown reflects the former name of the Investor Class, which was changed to T. Rowe Price QM U.S. Small-Cap Growth Equity Fund on February 24, 2016. Because the QM U.S. Small-Cap Growth Equity Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the QM U.S. Small-Cap Growth Equity Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing how much returns can differ from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of one or more other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Diversified Small-Cap Growth Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.44%
Worst Quarter	12/31/08	-25.70%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - I Class - T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	1 Year	5 Years	10 Years
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	2.33%	13.02%	9.36%
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund | Returns after taxes on distributions	1.89%	12.47%	8.84%
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund | Returns after taxes on distributions and sale of fund shares	1.68%	10.43%	7.64%
MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	(3.05%)	11.17%	8.78%
Lipper Small-Cap Growth Funds Index	(1.15%)	9.56%	6.70%

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.